Exception Level
Run Date - 1/25/2023

Recovco Loan ID	Loan # 1	Exception Category	Exception Sub-Category	Exception Status	Exception Grade	Loan Exception ID	Exception	Exception Detail	Exception Information	Compensating Factors	Seller Comments	Reviewer Comments	Exception Remediation
XXXXLTIP	XXXXX	Credit	Doc Issue	Resolved	Resolved	XXXXX	Missing Title evidence	* Missing Title evidence (Lvl R)	Title commitment missing from file provided.		The lender provided title.	4.20.2022: Finding resolved. Title provided.	4.20.2022: Finding resolved. Title provided.
XXXJSIZ	XXXXX	Credit	Guidelines	Active	2: Acceptable with Warnings	XXXXX	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl 2)	The guidelines, section XX Investor X, minimum equity requires a minimum of $XXXX equity. The loan amount is $XXXX the appraised value is $XXXX leaving $XXXX in equity.	DSCR ratio of XX exceeds the minimum requirement of XX by .XX points. $XXXX in reserves exceeds the minimum $XXXX by XXXX months.	The lender provided an exception for not meeting required minimum equity.	4.28.2022: Finding Waiver Applied; Final Grade EV 2/B	4.28.2022: Finding Waiver Applied; Final Grade EV 2/B
XXXXFVH	XXXXX	Credit	Guidelines	Active	2: Acceptable with Warnings	XXXXX	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl 2)	The guidelines, section XX Investor X, minimum equity requires a minimum of $XXXX equity. The loan amount is $XXXX The appraised value is $XXXX, leaving $XXXX in equity.
XX % LTV is below the maximum XX% LTV by X%.
DSCR ratio of XX exceeds the minimum requirement of XX by .XX points.
$XXXX reserves exceed the minimum required of $XXXX exceeds the minimum by XX months over the required minimum.

											HomeXpress response: Please see attached pricing validation showing a base loan amoun of $XXXX. Please clear exception.	5.09.2022: Exception waiver applied EV 2/B. The guidelines required minimum home equity of $XXXX which is defined as Home Value less loan amount. The guidelines do no address the base loan amount.	5.09.2022: Exception waiver applied EV 2/B. The guidelines required minimum home equity of $XXXX which is defined as Home Value less loan amount. The guidelines do no address the base loan amount.
XXXXR5X1	XXXXX	Credit	Credit	Resolved	Resolved	XXXXX	Missing Doc	* Missing Doc (Lvl R)	The assets used to close were verified with a bank statement from XXXX (page XXX) in the name of XXXX ; however, the file did not include any LLC documentation tying the borrowers to XXXX.		ClientResponse: Please see CPA letter detailing ownership.	5.12.2022: Resolved	5.12.2022: Resolved
XXXXR5X1	XXXXX	Credit	Guidelines	Resolved	Resolved	XXXXX	Asset do not meet guidelines	* Asset do not meet guidelines (Lvl R)	The guidelines, section xx, requires two months of statements to properly document reserves. The file included a copy of bank statements located on page XX; however only one month was provided.	0x30 mortgage history for XX months. DSCR ratio of XXX exceeds the minimum requirement of X by XX points. XXX Representative credit score exceeds the minimum required credit score of XXX by XXPoints.	ClientResponse: please see both months of bank statements, please clear the exception.	5.12.2022: Resolved	5.12.2022: Resolved
XXXXVVUW	XXXXX	Credit	Guidelines	Active	2: Acceptable with Warnings	XXXXX	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl 2)
The XXX guidelines require a 24 month housing history. The file included a letter of explanation from the borrower and landlord confirming the borrower paid XX for XXXX, XXXX and XXXX XX The file included an approved exception (pg XXX).

XX% LTV is below the maximum XX% LTV by X%.
DTI is XX% below maximum DTI of XX%.
XXX mths Reserves exceeds the minimum X months required by XXX months
Borrower has $XXXX residual income after all expenses.
Borrower has been employed at current job for X years.

The XXXX guidelines require a XX month housing history. The file included a letter of explanation from the borrower and landlord confirming the borrower paid cash for XXXX, XXXX and XXX XXXX. The file included an approved exception (pg XXX)

The XX guidelines require a XX month housing history. The file included a letter of explanation from the borrower and landlord confirming the borrower paid cash for XX, XX and XX XXXX The file included an approved exception (pg XX).

XXXXRIBZ	XXXXX	Credit	Credit	Resolved	Resolved	XXXXX	Missing Doc	* Missing Doc (Lvl R)
Per the HUD, page XXX, the funds to close were $XX,XXX. Assets were verified in the amount of $XXX,XXX; however, an account with XXX XX XXX, account ending #XXXX, is in the name of XXX XXX XXX and there were no documents in the file that tie the borrower to XXX XXX XXX.
											Client Response: Please see attahed business search showing XXX as having ownership on the business.	5.10.2022: Resolved	5.10.2022: Resolved
XXXXEV14	XXXXX	Credit	Underwriting	Resolved	Resolved	XXXXX	Income	* Income documentation is incomplete (Lvl R)	The bank statement for XXXX is missing.		ClientResponse: Please see attached statement for XXXX Please clear the exception.	5.17.2022: Resolved. Statement for XXXX was provided	5.17.2022: Resolved. Statement for XXXX was provided
XXXXEV14	XXXXX	Compliance	Compliance	Resolved	Resolved	XXXXX	QM Points and Fees	* QM Points and Fees (Lvl R)
This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3)) The loan amount is $XXXX or more, and the transaction's total points and fees is $XXXX which exceeds X percent of the total loan amount of $XXXX. The following fees were included in the calculation: Administration Fee ($XX), Loan Origination Fee ($XXX), Points ($XXX) and Underwriting Fee ($XXX). If Discount Points are bonafide and excludable, providing the PAR (undiscounted) rate may cure the violation.
											The referenced X% cap on points and fees would apply to a Qualified Mortgage. (1026.43(e)(3) - Limits on points and fees for qualified mortgages.) This loan is a non-QM. Please clear the exception.	5/17/2022 Resolved. This loan is a non-QM.	5/17/2022 Resolved. This loan is a non-QM.
XXXXEV14	XXXXX	Credit	Purchase Contract	Resolved	Resolved	XXXXX	Purchase Agreement	* Missing the addendum showing the updated purchase price of $XXXX (Lvl R)
The purchase contract (page XXX) reflects a purchase price of $XXXX. The final CD reflects a purchase price of $XXXX. The file is missing evidence of the contract addendum with the updated purchase price.
											ClientResponse: Please see attached addendum showing purchase price of $XXXX	5.17.2022: Resolved. The lender provided an addendum showing purchase price of $XXXX	5.17.2022: Resolved. The lender provided an addendum showing purchase price of $XXXX